REICH & TANG DISTRIBUTORS, INC.
600 Fifth Avenue
New York, New York 10020
(212) 830-5200





                                  May 26, 1999


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:   Insured Municipal Securities Trust,
                        New Jersey Navigator Insured Series 10
                        File No. 33-60604

Gentlemen:

            As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

            (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

            (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on April 28, 1999 and became effective April 30, 1999 pursuant to Rule 485(b).

                                    Insured Municipal Securities Trust,
                                    New Jersey Navigator Insured Series 10


                                    REICH & TANG DISTRIBUTORS, INC.
                                    GRUNTAL & CO. LLC


                                       By:/s/ Peter J. DeMarco
                                          --------------------
                                          Peter J. DeMarco
                                          as agent for the Sponsors


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